Note 9 - Taxes on Income - Schedule of Canadian refundable income tax (Details) (USD $)	12 Months Ended			96 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012
Schedule of Investments [Abstract]
Current operations	$ 48,215	$ 75,093	$ 181,362
Timing differences, Stock based compensation			(142,215)
Less, Change in valuation allowance	(48,215)	(75,093)	(39,147)
Net refundable amount